Transactions with Related Parties - Schedule of Key Management Personnel Compensation (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 1,102,592	$ 1,073,166
Post-employment benefits	242,554	58,300
Share-based payments recognized	602,988	765,201
Key management personnel compensation	$ 1,948,134	$ 1,896,667